Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid advertising fees	¥ 213,230		¥ 105,252
Employee advances	90,167		84,589
Input VAT	64,755		72,337
Rental and other deposits	73,110		52,062
Prepaid rental	22,795		32,751
Prepayment for service fees	26,039		16,577
Other consideration receivables for disposal of Finance Business (due from a related party (Note 9))	58,164		0
Prepayment for film investment	37,081		14,500
Interest receivable	15,468		2,961
Others	56,463		45,027
Total	¥ 657,272	$ 100,590	¥ 426,056